Convertible notes (Details 2) - Convertible notes ¥ in Thousands, $ in Thousands	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)
Debt Instrument
Cumulative interest payable	$ 17,398	¥ 107,848	¥ 64,136
Carrying amount	131,610	815,851	777,753
KKR Notes
Debt Instrument
Principal amount of Notes	64,554	400,175	403,315
GM Notes
Debt Instrument
Principal amount of Notes	$ 49,658	¥ 307,828	¥ 310,302